Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment Information
20	Segment Information

BioNTech develops individualized treatments for cancer patients and improved therapeutics to treat infectious and rare diseases. This activity, together with research and development activities, forms the core of the company. External services provide the interface where medical products are sold to third parties.

BioNTech’s business is managed in two business units, the biotech business unit and the external services business unit. The biotech business unit is comprised of three operation segments, which are individually monitored by the Chief Operating Decision Maker (CODM). Four operating segments have been identified in accordance with IFRS 8. No aggregation of operating segments was performed.

Resource allocation and performance assessment is performed at the level of the Management Board. The Management Board members are jointly responsible for the management and strategic decision making. Consequently, the Management Board has been identified as the CODM. BioNTech’s business consist of the following reportable segments:

Research and Development activities form the Biotech Business Unit and are divided in the segments Clinical, Technology Platform and Manufacturing.

The Clinical segment subsumes all development activities relating to clinical programs. Clinical studies include testing the product candidates on humans. Clinical trials are an essential part of the development and licensing of the medicinal products and are performed before the respective product can be placed on the market. BioNTech is actively engaged in many collaborations and licensing deals with reputable pharmaceutical companies and academic partners.

Technology Platform contains all development activities relating to preclinical programs. Preclinical development is the stage of research that begins before clinical trials. It is performed to determine the desired pharmacological effects and to identify any unwanted effects that may cause adverse reactions during human exposure.

Manufacturing is an essential part of the research and development process as it comprises the manufacturing unit of mRNA and engineered cell therapies. All the medical substances and tools that form the basis for the research studies performed at BioNTech are manufactured in this segment, (i.e., the Manufacturing segment contains only internally produced substances and tools).

Product Sales & External Services comprises the legal entities JPT Peptide Technology GmbH and Innovative Manufacturing Services GmbH (IMFS), which form the interface to third parties. External services and medicinal products (e.g., peptides and retroviral vectors) that are in the areas of molecular immunotherapies and biomarker-based diagnostic approaches for individualized treatment of cancer and other infectious diseases are sold to customers worldwide.

Business Service contains the Group’s central administrative functions (e.g., Finance, Procurement, Human Resources, Legal and Intellectual Property) and overarching projects. Business Service does not fulfil the requirements for an operating segment according to IFRS 8, as it will never generate more than incidental revenues. However, financial information about Business Service is disclosed, as it contributes to the understanding of the company.

The table below reconciles segment figures to Group figures for the periods indicated:

	Business Unit BioNTech				External Services Business Unit
(in thousands)	Clinical	Technology Platform	Manufacturing	Business Service	Product Sales & External Services	Total	Adjustments	Group
Year ended December 31, 2019
Revenues
Collaboration Revenues	€33,493	€2,147	€48,788	-	-	€84,428		€84,428
Revenues from other sales transactions	-	692	2	-	23,467	24,161		24,161
Cost of sales	-	-	-	-	(16,923)	(16,923)	(438)	(17,361)
Gross profit	€33,493	€2,839	€48,790	-	€6,544	€91,666	€(438)	€91,228
Income / Expenses
Research and development expenses	(91,516)	(79,119)	(50,478)	(5,192)	(600)	(226,905)	439	(226,466)
Sales and marketing expenses	-	-	-	(1,302)	(1,415)	(2,717)	(1)	(2,718)
General and administrative expenses	-	-	(3,821)	(38,756)	(2,970)	(45,547)	-	(45,547)
Other result	1,125	307	59	23	468	1,982	3	1,985
Segment operating income / (loss)	€(56,898)	€(75,973)	€(5,450)	€(45,227)	€2,027	€(181,521)	€3	€(181,518)

	Business Unit BioNTech				External Services Business Unit
(in thousands)	Clinical	Technology Platform	Manufacturing	Business Service	Product Sales & External Services	Total	Adjustments	Group
Year ended December 31, 2018
Revenues
Collaboration Revenues	€36,750	€39,452	€25,635	-	-	€101,837		€101,837
Revenues from other sales transactions	-	6,783	-	42	18,914	25,738		25,738
Cost of sales	-	-	-	(40)	(13,358)	(13,398)	(292)	(13,690)
Gross profit	€36,750	€46,235	€25,635	€2	€5,556	€114,177	€(292)	€113,885
Income / Expenses
Research and development expenses	(48,641)	(60,320)	(31,508)	(1,979)	(884)	(143,332)	292	(143,040)
Sales and marketing expenses	-	-	-	(2,106)	(935)	(3,041)	-	(3,041)
General and administrative expenses	-	-	(2,558)	(21,233)	(2,542)	(26,334)	-	(26,334)
Other result	3,772	178	30	85	559	4,624	52	4,676
Segment operating income / (loss)	€(8,119)	€(13,908)	€(8,401)	€(25,231)	€1,753	€(53,906)	€52	€(53,854)

	Business Unit BioNTech				External Services Business Unit
(in thousands)	Clinical	Technology Platform	Manufacturing	Business Service	Product Sales & External Services	Total	Adjustments	Group
Year ended December 31, 2017
Revenues
Collaboration Revenues	€25,721	€14,504	€2,108	-	-	€42,333	-	€42,333
Revenues from other sales transactions	-	324	-	-	18,941	19,265	-	19,265
Cost of sales	-	-	-	-	(9,318)	(9,318)	-	(9,318)
Gross profit	€25,721	€14,828	€2,108	-	€9,623	€52,280	-	€52,280
Income / Expenses
Research and development expenses	(25,099)	(37,019)	(14,764)	(6,701)	(1,912)	(85,496)	-	(85,496)
Sales and marketing expenses	-	-	-	(4,904)	(1,698)	(6,603)	-	(6,603)
General and administrative expenses	-	-	(785)	(20,309)	(2,427)	(23,520)	-	(23,520)
Other result	-	777	-	820	463	2,061	-	2,061
Segment operating income / (loss)	€623	€(21,414)	€(13,441)	€(31,094)	€4,049	€(61,277)	-	€(61,277)

The segments are managed based on external sales and operating profit/loss, which represents the operating profit earned by each segment. Segment figures are reported consolidated, which reflects the way management steers the business.

BioNTech’s internal reporting is generally in accordance with IFRS and in line with the Group’s accounting policies, except for minor deviations in classification between cost of sales and research and development cost. Whenever revenues are attributable to different segments, these revenues are split based on the incurred cost. Internal overhead costs are allocated to segments based on revenues when they are directly attributable to a service rendered. Sales and marketing expenses, general and administrative expenses and the other result that are not directly attributable to one of the segments are allocated to Business Service.

To reconcile the segment figures to the Group’s financial statements for the year ended December 31, 2019, the presentation of k439 of research and development cost was adjusted (for the year ended December 31, 2018: k292).

Revenue at BioNTech can be differentiated between revenues resulting from collaboration and license agreements and revenues from other sales. The Company collaborates with reputable pharmaceutical and healthcare companies and several global academic collaborators. During the year ended December 31, 2019, the revenue generated from the Genentech and Pfizer collaboration agreements represent each more than 10% of BioNTech’s overall revenue resulting from collaboration and license agreements. The revenues were partly recorded in the Clinical as well as Manufacturing segment. During the year ended December 31, 2018, the revenue generated from the Genentech and Sanofi collaboration agreements represent each more than 10% of BioNTech’s overall revenue resulting from collaboration and license agreements. The revenues were partly recorded in the Clinical, Technology Platform as well as Manufacturing segment. During the year ended December 31, 2017, the revenue generated from the Genentech, Genmab and Sanofi collaboration agreements represent each more than 10% of BioNTech’s overall revenue resulting from collaboration and license agreements. The revenues were partly recorded in the Clinical, Technology Platform as well as Manufacturing segment. The total amounts of revenues generated with these customers in the periods presented are disclosed in Note 4.

Revenues from other sales result from the sale of medical products (e.g., peptides and retroviral vectors) for clinical supply. Research and development activities are managed on a worldwide basis but the operative manufacturing facilities and sales offices are located and managed in Germany. External sales are originated in Germany.